UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Meeder Asset Management, Inc.
          ----------------------------------------------------------------------
Address:  6000 Memorial Drive
          ----------------------------------------------------------------------
          Dublin, OH 43017
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-1512
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wesley F. Hoag
          ----------------------------------------------------------------------
Title:    Vice President and General Counsel
          ----------------------------------------------------------------------
Phone:    614-766-7000
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Wesley F. Hoag                  Dublin, OH                        04/04/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 143
                                        -------------------

Form 13F Information Table Value Total: $  122,123
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

PAGE:    1 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: Meeder Asset Management, Inc.            #28-1512    DATE:03/31/03

--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
                    |               |           |              |            |                      |       |
      ITEM 1:       |   ITEM 2:     | ITEM 3:   |    ITEM 4:   |   ITEM 5:  |        ITEM 6:       |ITEM 7:|        ITEM 8:
   NAME OF ISSUER   |TITLE OF CLASS | CUSIP     |  FAIR MARKET | SHARES OR  |INVESTMENT  DISCRETION|MANAGER| VOTING  AUTHORITY
                    |               | NUMBER    |     VALUE    | PRINC. AMT.|  SOLE  SHARED  OTHER |       |SOLE    SHARED    NONE
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Alltel Corp.        | COMMON STOCK  |020039103  |     1,120,790|      25,040|          X           |   02  |          25040
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AGL Resources Inc.  | COMMON STOCK  |001204106  |       819,252|      34,670|          X           |   02  |          34670
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
ATMOS Energy Corp   | COMMON STOCK  |049560105  |       580,292|      27,295|          X           |   02  |          27295
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Bellsouth Corp.     | COMMON STOCK  |079860102  |       872,543|      40,265|          X           |   02  |          40265
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Burlington Resources| COMMON STOCK  |122014103  |       406,489|       8,520|          X           |   02  |           8520
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Cinergy Corp.       | COMMON STOCK  |172474108  |       683,263|      20,305|          X           |   02  |          20305
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
CenturyTel          | COMMON STOCK  |156700106  |       891,342|      32,295|          X           |   02  |          32295
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
DPL Inc             | COMMON STOCK  |233293109  |       337,105|      27,055|          X           |   02  |          27055
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Equitable Resources | COMMON STOCK  |294549100  |       646,672|      17,240|          X           |   02  |          17240
Inc                 |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Nicor Inc.          | COMMON STOCK  |654086107  |       578,364|      21,170|          X           |   02  |          21170
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Idacorp Inc.        | COMMON STOCK  |451107106  |       670,434|      29,405|          X           |   02  |          29405
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Kinder Morgan       | COMMON STOCK  |494550106  |     1,248,121|      33,733|          X           |   02  |          33733
Energy Partners     |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
KeySpan Corp.       | COMMON STOCK  |49337W100  |     1,154,066|      35,785|          X           |   02  |          35785
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
MDU Res Group Inc.  | COMMON STOCK  |552690109  |       814,985|      29,190|          X           |   02  |          29190
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
NiSource Inc.       | COMMON STOCK  |65473P105  |     1,023,568|      56,240|          X           |   02  |          56240
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
People's Energy Corp| COMMON STOCK  |711030106  |       603,976|      16,885|          X           |   02  |          16885
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Philadelphia Suburba| COMMON STOCK  |718009608  |       927,497|      42,255|          X           |   02  |          42255
n Corp              |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
SBC Communications  | COMMON STOCK  |78387G103  |       941,316|      46,925|          X           |   02  |          46925
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Questar Corp.       | COMMON STOCK  |748356102  |     1,423,352|      48,135|          X           |   02  |          48135
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Telephone & Data Sys| COMMON STOCK  |879433100  |       487,238|      11,910|          X           |   02  |          11910
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Transcanada         | COMMON STOCK  |893526103  |       584,588|      39,660|          X           |   02  |          39660
Pipelines Ltd.      |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Vectren Corporation | COMMON STOCK  |92240G101  |       558,185|      25,950|          X           |   02  |          25950
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Verizon             | COMMON STOCK  |92343V104  |       909,308|      25,723|          X           |   02  |          25723
Communications Inc. |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
COLUMN TOTALS:      |               |           |    18,282,748|            |                      |       |
GRAND TOTAL:        |               |           |    18,282,748|            |                      |       |


PAGE:    1 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: Meeder Asset Management, Inc.            #28-1512    DATE:03/31/03

--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
                    |               |           |              |            |                      |       |
      ITEM 1:       |   ITEM 2:     | ITEM 3:   |    ITEM 4:   |   ITEM 5:  |        ITEM 6:       |ITEM 7:|        ITEM 8:
   NAME OF ISSUER   |TITLE OF CLASS | CUSIP     |  FAIR MARKET | SHARES OR  |INVESTMENT  DISCRETION|MANAGER| VOTING  AUTHORITY
                    |               | NUMBER    |     VALUE    | PRINC. AMT.|  SOLE  SHARED  OTHER |       |SOLE    SHARED    NONE
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Abbott Labs         | COMMON STOCK  |002824100  |       231,302|       6,150|          X           |   01  |           6150
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
American Int'l.     | COMMON STOCK  |026874107  |       459,885|       9,300|          X           |   01  |           9300
Group               |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
BankAmerica Corp.   | COMMON STOCK  |060505104  |       337,542|       5,050|          X           |   01  |           5050
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Citigroup Inc.      | COMMON STOCK  |172967101  |       611,488|      17,750|          X           |   01  |          17750
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Cisco Systems Inc.  | COMMON STOCK  |17275R102  |       183,407|      14,130|          X           |   01  |          14130
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Dell Computer Corp. | COMMON STOCK  |247025109  |       211,516|       7,745|          X           |   01  |           7745
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Federal National    | COMMON STOCK  |313586109  |       295,709|       4,525|          X           |   01  |           4525
Mortgage Assoc.     |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
General Electric Co.| COMMON STOCK  |369604103  |       668,738|      26,225|          X           |   01  |          26225
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Int'l. Business     | COMMON STOCK  |459200101  |       282,348|       3,600|          X           |   01  |           3600
Machines            |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Intel               | COMMON STOCK  |458140100  |       244,688|      15,030|          X           |   01  |          15030
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Johnson & Johnson   | COMMON STOCK  |478160104  |       423,898|       7,325|          X           |   01  |           7325
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
J.P. Morgan Chase & | COMMON STOCK  |46625H100  |       219,318|       9,250|          X           |   01  |           9250
Company             |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Coca Cola           | COMMON STOCK  |191216100  |       234,784|       5,800|          X           |   01  |           5800
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Merck & Co., Inc.   | COMMON STOCK  |589331107  |       336,897|       6,150|          X           |   01  |           6150
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Microsoft Corp.     | COMMON STOCK  |594918104  |       648,586|      26,790|          X           |   01  |          26790
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Morgan Stanley Dean | COMMON STOCK  |617446448  |       235,853|       6,150|          X           |   01  |           6150
Witter & Co.        |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Pfizer Inc.         | COMMON STOCK  |717081103  |       478,306|      15,350|          X           |   01  |          15350
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Proctor & Gamble    | COMMON STOCK  |742718109  |       226,187|       2,540|          X           |   01  |           2540
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Verizon             | COMMON STOCK  |92343V104  |       219,170|       6,200|          X           |   01  |           6200
Communications Inc. |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Wells Fargo Company | COMMON STOCK  |949746101  |       236,198|       5,250|          X           |   01  |           5250
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Wal-Mart Stores Inc.| COMMON STOCK  |931142103  |       676,390|      13,000|          X           |   01  |          13000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Wyeth               | COMMON STOCK  |983024100  |       206,119|       5,450|          X           |   01  |           5450
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Exxon Corporation   | COMMON STOCK  |30231G102  |       535,574|      15,324|          X           |   01  |          15324
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
COLUMN TOTALS:      |               |           |     8,203,900|            |                      |       |
GRAND TOTAL:        |               |           |     8,203,900|            |                      |       |

NAME OF ISSUER            TITLE OF CLASS    CUSIP #       MARKET VALUE   SHARES    SOLE SHARED OTHER    MANAGER    SOLE SHARED OTHER
--------------            --------------    -------       ------------   ------    ---- ------ -----    -------    ---- ------ -----
ADC Telecommunications      COMMON STOCKS   886101         1,034,240.30  502,058    X                              X
AES Corporation             COMMON STOCKS   00130H105      1,269,376.37  350,656    X                              X
AMR American Airlines       COMMON STOCKS   1765106          347,978.39  165,703    X                              X
Advanced Micro Devices      COMMON STOCKS   7903107        1,009,289.28  163,315    X                              X
Allegheny Energy Inc.       COMMON STOCKS   17361106         881,833.50  142,002    X                              X
Allegheny Tech              COMMON STOCKS   01741R102        520,142.50  179,359    X                              X
Allied Waste Industries     COMMON STOCKS   19589308         784,913.27   98,236    X                              X
American Greetings CL A     COMMON STOCKS   26375105         919,946.26   70,224    X                              X
Andrew Corp.                COMMON STOCKS   34425108         574,410.13  104,438    X                              X
Applied Micro Circuits      COMMON STOCKS   03822W109        925,146.51  283,787    X                              X
Ashland Inc                 COMMON STOCKS   44204105       1,160,974.37   39,129    X                              X
Autodesk Inc                COMMON STOCKS   52769106       1,169,809.67   76,658    X                              X
Avaya, Inc.                 COMMON STOCKS   53499109         881,663.21  432,187    X                              X
Bausch & Lomb Inc           COMMON STOCKS   71707103       1,015,551.86   30,877    X                              X
Bemis Co., Inc.             COMMON STOCKS   81437105         934,200.21   22,211    X                              X
Big Lots Inc.               COMMON STOCKS   89302103         949,147.77   84,368    X                              X
Boise Cascade               COMMON STOCKS   97383103         885,629.53   40,532    X                              X
Brunswick Corp.             COMMON STOCKS   117043109      1,054,266.94   55,487    X                              X
CMS Energy Corp             COMMON STOCKS   125896100        479,895.53  108,819    X                              X
Calpine                     COMMON STOCKS   131347106      1,031,649.69  312,621    X                              X
CenterPoint Energy Inc.     COMMON STOCKS   15189T107        899,671.70  127,613    X                              X
Ciena Corp                  COMMON STOCKS   171779101        892,094.12  204,140    X                              X
Circuit City                COMMON STOCKS   172737108        761,002.24  146,346    X                              X
Citrix Systems Inc          COMMON STOCKS   177376100      1,119,530.04   85,070    X                              X
Compuware                   COMMON STOCKS   205638109        770,043.21  227,151    X                              X
Comverse Technology Inc.    COMMON STOCKS   205862402      1,181,565.73  104,470    X                              X
Convergys Corporation       COMMON STOCKS   212485106        938,826.62   71,123    X                              X
Cooper Tire & Rubber        COMMON STOCKS   216831107        887,026.21   72,707    X                              X
Adolph Coors Co.            COMMON STOCKS   217016104        876,137.61   18,064    X                              X
Crane Co.                   COMMON STOCKS   224399105        893,237.55   51,276    X                              X
Cummins Engine, Inc.        COMMON STOCKS   231021106        953,853.97   38,774    X                              X
Dana Corp.                  COMMON STOCKS   235811106        644,513.33   91,290    X                              X
Delta Air Lines Inc.        COMMON STOCKS   247361108        782,730.24   87,947    X                              X
Deluxe Corp                 COMMON STOCKS   248019101      1,089,935.93   27,160    X                              X
Dillards Inc-Cl A           COMMON STOCKS   254067101        945,383.20   73,172    X                              X
Donnelly (R.R.) & Sons      COMMON STOCKS   257867101        866,659.69   47,306    X                              X
Dynegy Inc Class A          COMMON STOCKS   26816Q101      2,296,870.97  880,027    X                              X
Fluor                       COMMON STOCKS   343412102      1,297,152.76   38,514    X                              X
Freeport McMoran Cl B       COMMON STOCKS   35671D857      1,104,796.28   64,797    X                              X
Gateway Inc.                COMMON STOCKS   367626108        780,998.78  330,931    X                              X
Goodrich (B.F.)             COMMON STOCKS   382388106        816,725.65   58,088    X                              X
Great Lakes Chemical        COMMON STOCKS   390568103      1,016,267.98   45,777    X                              X
Hasbro                      COMMON STOCKS   418056107      1,347,442.68   97,008    X                              X
Hercules Inc                COMMON STOCKS   427056106      1,080,120.98  124,151    X                              X
Humana                      COMMON STOCKS   444859102      1,057,341.95  110,139    X                              X
KB Home Com                 COMMON STOCKS   48666K109      1,163,957.22   25,609    X                              X
LSI Logic Corp              COMMON STOCKS   502161102        836,816.55  185,136    X                              X
Louisiana-Pacific Corp      COMMON STOCKS   546347105      1,132,710.51  142,838    X                              X
HCR Manor Care, Inc.        COMMON STOCKS   564055101      1,127,215.79   58,617    X                              X
Maytag                      COMMON STOCKS   578592107        759,149.00   39,892    X                              X
McDermitt International     COMMON STOCKS   580037109        704,924.13  243,077    X                              X
Mercury Interactive         COMMON STOCKS   589405109        945,116.11   31,843    X                              X
Meredith Corporation        COMMON STOCKS   589433101      1,032,492.72   27,042    X                              X
Millipore                   COMMON STOCKS   601073109      1,043,371.42   31,907    X                              X
Mirant Corporation          COMMON STOCKS   604675108        897,110.68  560,694    X                              X
NCR Corporation             COMMON STOCKS   6.29E+112        831,215.23   45,322    X                              X
National Semiconductor      COMMON STOCKS   637640103      1,221,726.14   71,697    X                              X
Navistar Intl Corp.         COMMON STOCKS   6.39E+112      1,082,234.69   43,975    X                              X
Nicor, Inc.                 COMMON STOCKS   654086107        932,030.92   34,115    X                              X
Nordstrom Inc               COMMON STOCKS   655664100      1,009,112.20   62,290    X                              X
Novell                      COMMON STOCKS   670006105        657,122.73  305,638    X                              X
NVIDIA Corporation          COMMON STOCKS   67066G104      1,185,096.88   92,010    X                              X
PMC Sierra Inc.             COMMON STOCKS   69344F106      1,072,592.45  180,267    X                              X
Pall Corp                   COMMON STOCKS   696429307      1,324,596.86   66,229    X                              X
Parametric Technologies     COMMON STOCKS   699173100      1,109,031.81  511,074    X                              X
People's Energy Corp.       COMMON STOCKS   711030106      1,059,496.70   29,619    X                              X
Perkinelmer Inc.            COMMON STOCKS   714046109      1,147,717.33  129,102    X                              X
Phelps Dodge Corp.          COMMON STOCKS   717265102      1,101,430.87   33,911    X                              X
Power-One                   COMMON STOCKS   739308104        817,615.27  185,821    X                              X
Providian Financial Corp    COMMON STOCKS   74406a102      1,089,372.32  166,062    X                              X
Quintiles Transnational     COMMON STOCKS   748767100      1,012,199.36   83,240    X                              X
Reebok International Ltd    COMMON STOCKS   758110100      1,206,365.52   36,723    X                              X
Robert Half Intl Inc.       COMMON STOCKS   770323103        884,537.63   66,456    X                              X
Rowan Co., Inc.             COMMON STOCKS   779382100        968,138.06   49,244    X                              X
Ryder Systems               COMMON STOCKS   783549108      1,021,486.09   49,804    X                              X
Sabre Holdings Corp         COMMON STOCKS   785905100        942,225.82   59,222    X                              X
Sanmina-SCI Corp            COMMON STOCKS   800907107        975,605.59  241,486    X                              X
Scientific-Atlanta          COMMON STOCKS   808655104      1,226,911.12   89,294    X                              X
Snap-On, Inc.               COMMON STOCKS   833034101        943,124.56   38,090    X                              X
Solectron Corp              COMMON STOCKS   834182107        907,044.77  300,345    X                              X
Sunoco Inc.                 COMMON STOCKS   86764P109      1,227,351.14   33,561    X                              X
Supervalu Inc               COMMON STOCKS   868536103      1,017,461.16   65,642    X                              X
Symbol Technology           COMMON STOCKS   871508107      1,094,520.97  127,122    X                              X
TECO Energy Inc.            COMMON STOCKS   872375100        726,973.13   68,388    X                              X
TMP Worldwide Inc.          COMMON STOCKS   872941109      1,002,215.20   93,403    X                              X
Tektronix                   COMMON STOCKS   879131100      1,037,255.20   60,481    X                              X
Temple-Inland Inc.          COMMON STOCKS   879868107        822,920.68   22,003    X                              X
Teradyne Inc.               COMMON STOCKS   880770102        940,317.91   80,783    X                              X
Thomas & Betts              COMMON STOCKS   884315102        908,742.01   64,086    X                              X
Toys 'R' Us Inc             COMMON STOCKS   892335100        890,249.09  106,361    X                              X
Tupperware Corp.            COMMON STOCKS   899896104        958,970.97   69,390    X                              X
United States Steel Corp    COMMON STOCKS   912909108        823,331.97   83,757    X                              X
Visteon Corp                COMMON STOCKS   92839U107        902,032.12  151,857    X                              X
Waters Corporation          COMMON STOCKS   941848103      1,051,384.02   49,687    X                              X
Williams Cos. Inc.          COMMON STOCKS   969457100      1,827,987.79  399,123    X                              X
Winn-Dixie Stores Inc       COMMON STOCKS   974280109        937,997.28   70,952    X                              X
Worthington Ind             COMMON STOCKS   981811102        965,251.85   80,909    X                              X
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